Identification and activities of the Company and Subsidiaries - Employees (Details) - employee	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	7,682	6,997
In Chile
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	7,034	6,533
Outside Chile
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	648	464
Executives
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	170	160
Professionals
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	2,853	2,683
Technicians and operators
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	4,659	4,154
SQM S.A.
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	587	518
SQM S.A. | In Chile
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	587	518
SQM S.A. | Outside Chile
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	0	0
SQM S.A. | Executives
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	33	32
SQM S.A. | Professionals
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	190	177
SQM S.A. | Technicians and operators
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	364	309
Other subsidiaries
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	7,095	6,479
Other subsidiaries | In Chile
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	6,447	6,015
Other subsidiaries | Outside Chile
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	648	464
Other subsidiaries | Executives
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	137	128
Other subsidiaries | Professionals
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	2,663	2,506
Other subsidiaries | Technicians and operators
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	4,295	3,845